Omega Flex, Inc. Stock Fund (Details Narrative) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, held for investment	$ 34,048,782
Investment, Identifier [Axis]: FidelityMoneyMarketTreasuryPortfolioFundMember
EBP, Master Trust [Line Items]
EBP, held for investment	5,436	$ 8,856
Omega Flex Inc Stock [Member]
EBP, Master Trust [Line Items]
EBP, held for investment	$ 199,485	$ 298,029